Schedule of long lived assets geographical information (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Long-Lived Assets		$ 15,788,367	$ 33,001,041
Investment in an equity security			100,000
Goodwill	$ 12,059,428	$ 12,059,428	27,001,383
Seamless Group Inc [Member]
Long-Lived Assets			5,435,763	$ 5,046,600
Investment in an equity security			100,000	100,000	[1]
Deferred tax assets			972,984	768,617
Goodwill			27,001,383	27,001,383	[1]	$ 19,229,528
Acquired intangible assets			4,926,674	6,467,231
Long-lived assets other than goodwill and acquired intangible assets			33,001,041	39,383,831
HONG KONG | Seamless Group Inc [Member]
Long-Lived Assets			4,368,106	3,647,913
MALAYSIA | Seamless Group Inc [Member]
Long-Lived Assets			1,005,601	1,276,989
INDONESIA | Seamless Group Inc [Member]
Long-Lived Assets			$ 62,056	$ 121,698

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.